Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
June 30, 2022:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account—Money market fund	$400,624,473	$—	$—
Liabilities:
Derivative warrant liabilities—Public warrants	$1,066,670	—	—
Derivative warrant liabilities—Private placement warrants	$—	$533,330	$
Working Capital Loan—related party	$—	$—	$2,820,000
December 31, 2021:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account—Money market fund	$400,023,684	$—	$—
Liabilities:
Derivative warrant liabilities-Public warrants	$6,933,330	—	—
Derivative warrant liabilities—Private placement warrants	$—	$—	$3,666,670
Working Capital Loan—related party	$—	$—	$920,000

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value. There were no assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020.

Summary of Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

December 31, 2021

Exercise price	$11.50
Stock price	$9.73
Term (yrs)	5
Volatility	10.5%
Risk-free rate	1.44%

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in an option pricing simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common shares based on historical volatility of select peer companies’ common shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S.
Treasury zero
-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero
.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

December 31, 2021
Exercise price	$11.50
Stock price	$9.73
Term (yrs)	5
Volatility	10.5%
Risk-free rate	1.44%

Summary of Change in the Fair Value of Derivative Warrant Liabilities
The change in the fair value of Level 3 liabilities for the six months ended June 30, 2022 is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans- Related Party
Level 3 - Instruments January 1, 2021	$—	$—
Issuance of Public and Private Placement Warrants	38,400,000	—
Transfer of Public Warrants to Level 1	(24,533,330)	—
Change in fair value of derivative warrant liabilities	(10,200,000)	—
Working capital loan - related party	—	920,000

Level 3 - Instruments at December 31, 2021	3,666,670	920,000
Transfer of Private Placement Warrants from Level 3 to Level 2	(3,666,670)	—
Working capital loan - related party	—	1,400,000

Level 3 - Instruments at March 31, 2022	—	2,320,000
Working capital loan - related party	—	500,000

Level 3 - Instruments at June 30, 2022	$—	$2,820,000

The change in the fair value of Level 3 derivative warrant liabilities for the six months ended June 30, 2021 is summarized as follows:

Level 3—Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Placement Warrants	34,533,330
Transfer of Public Warrants to Level 1	(24,533,330)
Change in fair value of derivative warrant liabilities	4,066,670

Level 3—Derivative warrant liabilities at March 31, 2021	14,066,670
Change in fair value of derivative warrant liabilities	(6,066,670)
Working capital loan—related party	100,000

Level 3—Derivative warrant liabilities and working capital loans—related party at June 30, 2021	$8,100,000

The change in the fair value of Level 3 derivative warrant liabilities for the year ended December 31, 2021 is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans-Related Party
Level 3 - Instruments January 1, 2021	$—	$—
Issuance of Public and Private Placement Warrants	38,400,000	—
Transfer of Public Warrants to Level 1	(24,533,330)	—
Change in fair value of derivative warrant liabilities	200,000	—

Level 3 - Instruments at March 31, 2021	14,066,670	—
Change in fair value of derivative warrant liabilities	(6,066,670)	—
Working capital loan - related party	—	100,000

Level 3 - Instruments at June 30, 2021	8,000,000	100,000
Change in fair value of derivative warrant liabilities	(1,866,670)	—
Working capital loan - related party	—	470,000

Level 3 - Instruments at September 30, 2021	6,133,330	570,000
Change in fair value of derivative warrant liabilities	(2,466,660)	—
Working capital loan - related party	—	350,000

Level 3 - Instruments at December 31, 2021	$3,666,670	$920,000